THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
FLEXIBLE EQUITY ETF
JUNE 30, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 98.4%

	Shares	Value
Communication Services — 11.8%
Alphabet, Cl A	183,879	$32,404,996
Alphabet, Cl C	176,785	31,359,891
Meta Platforms, Cl A	102,348	75,542,035
T-Mobile US	67,396	16,057,771
		155,364,693
Consumer Discretionary — 11.4%
Amazon.com *	266,091	58,377,704
Amer Sports *	712,911	27,632,430
Booking Holdings	5,751	33,293,919
Lowe's	56,350	12,502,374
TJX	155,047	19,146,754
		150,953,181
Consumer Staples — 2.0%
Mondelez International, Cl A	229,799	15,497,645
Nomad Foods	638,945	10,855,676
		26,353,321
Energy — 1.9%
Suncor Energy	661,279	24,764,899

Financials — 26.8%
American International Group	237,934	20,364,771
Bank of America	467,165	22,106,248
Berkshire Hathaway, Cl B *	97,036	47,137,178
Charles Schwab	148,688	13,566,293
First Citizens BancShares, Cl A	14,223	27,826,873
Fiserv *	176,981	30,513,294
KKR	395,716	52,642,099
Mastercard, Cl A	100,085	56,241,765
Progressive	79,514	21,219,106
Visa, Cl A	173,454	61,584,843
		353,202,470

COMMON STOCK** — continued

	Shares	Value
Health Care — 9.2%
Align Technology *	72,544	$13,734,756
Danaher	61,468	12,142,389
Edwards Lifesciences *	327,700	25,629,417
Elevance Health	51,120	19,883,635
Illumina *	163,928	15,640,370
UnitedHealth Group	113,547	35,423,258
		122,453,825
Industrials — 10.5%
Canadian National Railway	121,412	12,631,704
Carrier Global	378,752	27,720,859
Ferguson Enterprises	69,745	15,186,974
General Electric	81,777	21,048,582
Old Dominion Freight Line	72,285	11,731,855
Uber Technologies *	222,983	20,804,314
United Rentals	39,051	29,421,023
		138,545,311
Information Technology — 24.8%
Adobe *	35,346	13,674,660
Analog Devices	74,626	17,762,481
Apple	116,611	23,925,079
Autodesk *	74,979	23,211,249
Intuit	44,887	35,354,348
KLA	22,131	19,823,622
Marvell Technology	292,302	22,624,175
Microsoft	211,688	105,295,728
Taiwan Semiconductor Manufacturing ADR	244,197	55,308,179
Workday, Cl A *	41,858	10,045,920
		327,025,441
Total Common Stock
(Cost $825,381,841)		1,298,663,141

Total Investments - 98.4%
(Cost $825,381,841)		$1,298,663,141

Percentages are based on Net Assets of $1,319,607,215.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SUSTAINABLE VALUE ETF
JUNE 30, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.3%

	Shares	Value
Communication Services — 7.9%
Alphabet, Cl C	7,457	$1,322,797
Comcast, Cl A	116,254	4,149,105
Nexstar Media Group, Cl A	7,983	1,380,660
T-Mobile US	13,338	3,177,912
		10,030,474
Consumer Discretionary — 4.2%
Expedia Group *	8,321	1,403,586
LKQ	56,520	2,091,805
Wyndham Hotels & Resorts	23,112	1,876,926
		5,372,317
Consumer Staples — 4.7%
Kenvue	54,587	1,142,506
Unilever ADR	78,049	4,774,257
		5,916,763
Energy — 4.7%
ChampionX	78,916	1,960,273
Schlumberger	68,522	2,316,044
Weatherford International	35,806	1,801,400
		6,077,717
Financials — 21.8%
American International Group	56,183	4,808,703
Ameriprise Financial	2,462	1,314,043
Bank of America	98,029	4,638,732
Citigroup	37,776	3,215,493
Equitable Holdings	44,081	2,472,944
Fidelity National Information Services	52,947	4,310,415
KKR	19,532	2,598,342
Willis Towers Watson	14,311	4,386,322
		27,744,994

COMMON STOCK — continued

	Shares	Value
Health Care — 17.5%
Cardinal Health	30,019	$5,043,192
Elevance Health	7,183	2,793,900
Gilead Sciences	19,226	2,131,587
ICON *	17,901	2,603,700
Labcorp Holdings	10,295	2,702,540
Medtronic	17,742	1,546,570
Sanofi ADR	110,738	5,349,753
		22,171,242
Industrials — 11.9%
Ferguson Enterprises	25,551	5,563,730
Masco	28,485	1,833,295
Pentair	27,869	2,861,032
Trane Technologies	7,453	3,260,017
Waste Connections	8,362	1,561,353
		15,079,427
Information Technology — 11.8%
Applied Materials	13,346	2,443,252
Cisco Systems	18,712	1,298,239
Dell Technologies, Cl C	29,450	3,610,570
Flex *	54,250	2,708,160
NXP Semiconductors	8,617	1,882,728
TD SYNNEX	23,004	3,121,643
		15,064,592
Materials — 4.5%
CRH	62,075	5,698,485

Real Estate — 2.7%
CBRE Group, Cl A *	24,804	3,475,536

Utilities — 3.6%
Constellation Energy	14,336	4,627,087

Total Common Stock
(Cost $99,891,557)		121,258,634

Total Investments - 95.3%
(Cost $99,891,557)		$121,258,634

Percentages are based on Net Assets of $127,259,755.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

THE ADVISORS’ INNER CIRCLE FUND III	BROWN ADVISORY
SUSTAINABLE GROWTH ETF
JUNE 30, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 98.8%

	Shares	Value
Communication Services — 3.4%
Alphabet, Cl A	16,029	$2,824,791
Spotify Technology *	6,454	4,952,412
Trade Desk, Cl A *	124,383	8,954,332
		16,731,535
Consumer Discretionary — 12.2%
Airbnb, Cl A *	84,591	11,194,773
Amazon.com *	173,871	38,145,559
Chipotle Mexican Grill, Cl A *	178,805	10,039,901
		59,380,233
Financials — 19.1%
Ares Management, Cl A	67,762	11,736,378
Arthur J Gallagher	43,682	13,983,482
Charles Schwab	135,317	12,346,323
KKR	143,811	19,131,177
Progressive	62,261	16,614,970
Visa, Cl A	55,527	19,714,861
		93,527,191
Health Care — 6.4%
Danaher	62,750	12,395,635
Intuitive Surgical *	15,833	8,603,811
West Pharmaceutical Services	47,637	10,422,976
		31,422,422
Industrials — 10.9%
Carrier Global	161,612	11,828,382

COMMON STOCK** — continued

	Shares	Value
Industrials — continued
General Electric	45,203	$11,634,800
Uber Technologies *	112,649	10,510,152
Veralto	94,048	9,494,146
Verisk Analytics, Cl A	31,324	9,757,426
		53,224,906
Information Technology — 45.0%
Cadence Design Systems *	32,720	10,082,668
Datadog, Cl A *	92,091	12,370,584
Dynatrace *	172,617	9,530,185
Intuit	27,522	21,677,153
KLA	12,183	10,912,800
Marvell Technology	209,062	16,181,399
Microsoft	84,003	41,783,932
Monolithic Power Systems	17,144	12,538,779
NVIDIA	271,562	42,904,080
ServiceNow *	15,044	15,466,435
Shopify, Cl A *	39,795	4,590,353
Taiwan Semiconductor Manufacturing ADR	56,822	12,869,615
Workday, Cl A *	40,366	9,687,840
		220,595,823
Materials — 1.8%
Ecolab	31,825	8,574,928

Total Common Stock
(Cost $293,080,031)		483,457,038

Total Investments - 98.8%
(Cost $293,080,031)		$483,457,038

Percentages are based on Net Assets of $489,244,597.

**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

BRW-QH-001-0200